Shareholder Report, Holdings (Details) - C000247025	Aug. 31, 2026
Long_Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Long_Purchased Options
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Long_Communications
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Long_Energy
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Long_Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Long_Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.90%
Long_Health Care
Holdings [Line Items]
Percent of Net Asset Value	10.30%
Long_Materials
Holdings [Line Items]
Percent of Net Asset Value	10.90%
Long_Financials
Holdings [Line Items]
Percent of Net Asset Value	10.90%
Long_Industrials
Holdings [Line Items]
Percent of Net Asset Value	20.40%
Long_Technology
Holdings [Line Items]
Percent of Net Asset Value	39.70%
Short_Industrials
Holdings [Line Items]
Percent of Net Asset Value	(0.50%)
Short_Financials
Holdings [Line Items]
Percent of Net Asset Value	(1.20%)
Short_Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	(1.50%)
Short_Communications
Holdings [Line Items]
Percent of Net Asset Value	(1.70%)
Short_Technology
Holdings [Line Items]
Percent of Net Asset Value	(1.90%)
Short_Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	(7.50%)